Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
February 28, 2025
SUS-NPRT3-0425
1.9901907.103
Common Stocks - 99.0%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	258	48,589
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	1,478	102,048
CANADA - 0.9%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	688	34,206
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp (United States)	1,710	75,308
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	279	10,329
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (a)	241	26,993
Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp	703	100,347
TOTAL CANADA		247,183
CHINA - 0.8%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
BYD Co Ltd H Shares	1,569	75,188
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	697	150,266
TOTAL CHINA		225,454
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	84	60,695
INDIA - 0.6%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (b)	411	22,441
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd ADR	2,189	134,886
TOTAL INDIA		157,327
ISRAEL - 0.1%
Information Technology - 0.1%
Software - 0.1%
Cellebrite DI Ltd (a)	1,513	28,081
ITALY - 0.9%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	1,850	239,887
JAPAN - 0.6%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Hitachi Ltd	4,359	110,789
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	245	13,729
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	1,050	31,658
TOTAL JAPAN		156,176
NETHERLANDS - 0.6%
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	270	41,340
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASM International NV	49	26,086
ASML Holding NV	132	93,888
BE Semiconductor Industries NV	26	2,870
		122,844
TOTAL NETHERLANDS		164,184
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,091	377,488
UNITED KINGDOM - 0.8%
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	3,530	52,663
Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	884	133,748
Industrials - 0.1%
Professional Services - 0.1%
RELX PLC	975	46,826
TOTAL UNITED KINGDOM		233,237
UNITED STATES - 91.6%
Communication Services - 15.9%
Entertainment - 2.4%
Netflix Inc (a)	675	661,878
Interactive Media & Services - 13.4%
Alphabet Inc Class A	13,866	2,361,103
Meta Platforms Inc Class A	2,098	1,401,884
		3,762,987
Media - 0.0%
Magnite Inc (a)	783	12,348
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	139	37,487
TOTAL COMMUNICATION SERVICES		4,474,700

Consumer Discretionary - 13.9%
Broadline Retail - 7.3%
Amazon.com Inc (a)	9,673	2,053,384
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill Inc (a)	2,921	157,646
DraftKings Inc Class A (a)	2,342	102,720
Hilton Worldwide Holdings Inc	1,245	329,876
		590,242
Household Durables - 1.0%
DR Horton Inc	699	88,640
PulteGroup Inc	1,510	155,953
TopBuild Corp (a)	75	22,979
		267,572
Specialty Retail - 3.3%
Abercrombie & Fitch Co Class A (a)	228	23,482
Home Depot Inc/The	184	72,974
Lowe's Cos Inc	1,261	313,536
Murphy USA Inc	138	64,755
O'Reilly Automotive Inc (a)	120	164,837
TJX Cos Inc/The	2,069	258,128
Ulta Beauty Inc (a)	73	26,744
		924,456
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co Class A	98	1,761
Lululemon Athletica Inc (a)	76	27,786
Samsonite International SA (b)(c)	17,622	48,929
		78,476
TOTAL CONSUMER DISCRETIONARY		3,914,130

Consumer Staples - 1.3%
Beverages - 1.3%
Coca-Cola Co/The	4,949	352,418
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp (a)	2,196	80,593
Centrus Energy Corp Class A (a)	447	40,556
Cheniere Energy Inc	703	160,678
Exxon Mobil Corp	2,870	319,517
		601,344
Financials - 9.7%
Banks - 3.4%
Bank of America Corp	5,921	272,958
Wells Fargo & Co	8,830	691,566
		964,524
Capital Markets - 0.5%
Blue Owl Capital Inc Class A	5,896	126,941
Charles Schwab Corp/The	353	28,073
		155,014
Financial Services - 3.6%
Affirm Holdings Inc Class A (a)	764	49,011
Apollo Global Management Inc	1,346	200,917
Fiserv Inc (a)	1,046	246,532
Mastercard Inc Class A	738	425,317
Toast Inc Class A (a)	2,440	94,184
		1,015,961
Insurance - 2.2%
Arthur J Gallagher & Co	917	309,708
Chubb Ltd	1,041	297,184
		606,892
TOTAL FINANCIALS		2,742,391

Health Care - 11.0%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (a)	597	147,310
Celldex Therapeutics Inc (a)	315	6,480
Cytokinetics Inc (a)	165	7,590
Dyne Therapeutics Inc (a)	381	5,185
Keros Therapeutics Inc (a)	316	3,501
Legend Biotech Corp ADR (a)	873	30,564
Regeneron Pharmaceuticals Inc	366	255,739
		456,369
Health Care Equipment & Supplies - 2.5%
Artivion Inc (a)	1,039	26,401
Boston Scientific Corp (a)	4,943	513,034
TransMedics Group Inc (a)	2,145	163,706
		703,141
Health Care Providers & Services - 1.2%
GeneDx Holdings Corp Class A (a)	147	15,119
Tenet Healthcare Corp (a)	237	30,002
UnitedHealth Group Inc	600	284,976
		330,097
Health Care Technology - 1.1%
Doximity Inc Class A (a)	4,488	316,403
Life Sciences Tools & Services - 1.3%
Danaher Corp	475	98,686
Thermo Fisher Scientific Inc	486	257,075
		355,761
Pharmaceuticals - 3.3%
Eli Lilly & Co	1,006	926,154
TOTAL HEALTH CARE		3,087,925

Industrials - 9.6%
Aerospace & Defense - 2.0%
BWX Technologies Inc	487	50,633
Howmet Aerospace Inc	1,677	229,078
Karman Holdings Inc	300	9,462
Standardaero Inc	148	4,178
TransDigm Group Inc	203	277,542
		570,893
Building Products - 2.0%
AZEK Co Inc/The Class A (a)	2,391	112,018
Builders FirstSource Inc (a)	921	128,010
Tecnoglass Inc	1,692	124,633
Trane Technologies PLC	554	195,950
		560,611
Construction & Engineering - 1.0%
EMCOR Group Inc	243	99,365
MYR Group Inc (a)	195	23,930
Quanta Services Inc	612	158,894
		282,189
Electrical Equipment - 1.3%
Eaton Corp PLC	570	167,193
GE Vernova Inc	373	125,022
Vertiv Holdings Co Class A	867	82,512
		374,727
Machinery - 2.1%
Chart Industries Inc (a)	666	126,906
Parker-Hannifin Corp	548	366,344
Westinghouse Air Brake Technologies Corp	455	84,339
		577,589
Passenger Airlines - 0.2%
Alaska Air Group Inc (a)	872	63,027
Professional Services - 0.4%
CACI International Inc (a)	67	22,435
KBR Inc	1,852	90,804
		113,239
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd	201	25,870
WW Grainger Inc	131	133,779
		159,649
TOTAL INDUSTRIALS		2,701,924

Information Technology - 24.4%
Communications Equipment - 0.0%
Ciena Corp (a)	37	2,944
IT Services - 0.3%
Gartner Inc (a)	155	77,240
Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices Inc (a)	308	30,757
Aehr Test Systems (a)	354	3,413
Applied Materials Inc	935	147,795
Broadcom Inc	1,048	209,003
Lam Research Corp	1,563	119,945
Marvell Technology Inc	3,267	299,976
Micron Technology Inc	2,346	219,656
NVIDIA Corp	18,181	2,271,171
		3,301,716
Software - 7.1%
Adobe Inc (a)	681	298,659
Agilysys Inc (a)	139	11,258
Cadence Design Systems Inc (a)	857	214,679
Microsoft Corp	3,552	1,410,108
SailPoint Inc	300	7,200
ServiceTitan Inc Class A (a)	14	1,329
Weave Communications Inc (a)	5,342	67,309
		2,010,542
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	6,087	1,472,080
TOTAL INFORMATION TECHNOLOGY		6,864,522

Materials - 1.4%
Chemicals - 0.6%
Corteva Inc	1,685	106,122
Sherwin-Williams Co/The	142	51,442
		157,564
Construction Materials - 0.2%
Martin Marietta Materials Inc	119	57,493
Metals & Mining - 0.6%
ATI Inc (a)	221	12,853
Freeport-McMoRan Inc	4,172	153,989
		166,842
TOTAL MATERIALS		381,899

Real Estate - 0.4%
Health Care REITs - 0.4%
Welltower Inc	910	139,694
Utilities - 1.9%
Electric Utilities - 0.7%
Constellation Energy Corp	854	213,965
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp	2,448	327,200
TOTAL UTILITIES		541,165

TOTAL UNITED STATES		25,802,112
TOTAL COMMON STOCKS (Cost $25,448,753)		27,842,461

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Somatus Inc Series E (a)(d)(e) (Cost $32,287)	37	39,823

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $350,448)	4.35	350,378	350,448

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $25,831,488)	28,232,732
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(71,425)
NET ASSETS - 100.0%	28,161,307

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,370 or 0.3% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $48,929 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,823 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	271,902	17,043,057	16,964,514	22,786	3	-	350,448	350,378	0.0%
Total	271,902	17,043,057	16,964,514	22,786	3	-	350,448	350,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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